Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Common Stock to be Issued [Member]	Total
Balance at Mar. 31, 2019	$ 4,967	$ 51,569,795	$ (52,505,912)	$ 86,333	$ (844,817)
Balance, shares at Mar. 31, 2019	4,966,801
Adjustment for 9-for-10 reverse stock split
Adjustment for 9-for-10 reverse stock split, shares	64
Common stock issued	$ 19	$ 86,314		$ (86,333)
Common stock issued, shares	19,425				3,044,657
Common stock sold	$ 252	$ 304,139		$ 34,709	$ 339,100
Common stock sold, shares	251,500
Warrants sold		34,609		17,291	51,900
Warrant conversions	$ 31	(31)
Warrant conversions, shares	31,134
Stock-based compensation	$ 135	$ 962,543			$ 962,678
Stock-based compensation, shares	135,075
Stock granted for settlement	$ 324	$ 537,379			$ 537,703
Stock granted for settlement, shares	323,966
Net loss			(2,082,734)		(2,082,734)
Balance at Mar. 31, 2020	$ 5,728	53,494,748	(54,588,646)	52,000	(1,036,170)
Balance, shares at Mar. 31, 2020	5,727,965
Adjustment for 1-for- 4 reverse stock split
Adjustment for 1-for- 4 reverse stock split, shares	724
Common stock issued, shares					1,070,424
Common stock sold	$ 246	368,254		(52,000)	$ 316,500
Common stock sold, shares	246,071
Cash paid to exercise warrants	$ 206	455,291			455,497
Cash paid to exercise warrants, shares	205,946
Common stock issued for services	$ 205	541,003			541,208
Common stock issued for services, shares	204,752
Warrants issued in conjunction with convertible debt		91,500			91,500
Cashless warrant exercises	$ 108	(108)
Cashless warrant exercises, shares	107,705
Stock-based compensation		452,674			452,674
Stock-based compensation, shares
Stock issued for debt conversion	$ 306	1,804,286			1,804,592
Stock issued for debt conversion, shares	305,950
Net loss			(3,522,780)		(3,522,780)
Balance at Mar. 31, 2021	$ 6,799	$ 57,207,648	$ (58,111,426)		$ (896,979)
Balance, shares at Mar. 31, 2021	6,799,113